Consolidated Statements of Financial Position ₪ in Millions, $ in Millions		Dec. 31, 2018 ILS (₪)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Current assets
Cash and cash equivalents | ₪	[1]	₪ 1,104			₪ 2,386
Investments | ₪		1,780	[1]		596
Trade receivables, net | ₪		1,773	[1]		1,915
Other receivables | ₪		269	[1]		270
Related party | ₪			[1]		43
Inventory | ₪		97	[1]		125
Total current assets | ₪		5,023	[1]		5,335
Non-current assets
Long-term trade and other receivables | ₪		470	[1]		493
Property, plant and equipment | ₪		6,313	[1]		6,940
Intangible assets | ₪		4,227	[1]		5,840
Deferred expenses and non-current investments | ₪		509	[1]		558
Broadcasting rights, net of rights exercised | ₪		60	[1]		454
Rights of use assets | ₪		1,504	[1]
Deferred tax assets | ₪		1,205	[1]		1,019
Investment Property | ₪		64	[1]
Total non-current assets | ₪		14,352	[1]		15,304
Total assets | ₪		19,375	[1]		20,639
Current liabilities
Bank loans and credit and debentures | ₪		3,997	[1]		1,858
Leases rights liabilities | ₪		445	[1]
Trade and other payables | ₪		1,702	[1]		1,719
Current tax liabilities | ₪		8	[1]		160
Provisions | ₪		175	[1]		94
Employee benefits | ₪		581	[1]		280
Total current liabilities | ₪		6,908	[1]		4,111
Non-current liabilities
Bank loans and debentures | ₪		9,637	[1]		12,437
Leases rights liabilities | ₪		1,106	[1]
Employee benefits | ₪		445	[1]		272
Other liabilities | ₪		175	[1]		234
Provisions | ₪		38	[1]		40
Deferred tax liabilities | ₪		302	[1]		459
Total non-current liabilities | ₪		11,703	[1]		13,442
Total liabilities | ₪		18,611	[1]		17,553
Equity
Attributable to shareholders of the company | ₪		228	[1]		1,246
Non-controlling interests | ₪		536	[1]		1,840
Total equity | ₪		764	[1]		3,086
Total liabilities and equity | ₪		₪ 19,375	[1]		₪ 20,639
USD
Current assets
Cash and cash equivalents | $				$ 295
Investments | $				475
Trade receivables, net | $				473
Other receivables | $				71
Related party | $
Inventory | $				26
Total current assets | $				1,340
Non-current assets
Long-term trade and other receivables | $				126
Property, plant and equipment | $				1,684
Intangible assets | $				1,128
Deferred expenses and non-current investments | $				136
Broadcasting rights, net of rights exercised | $				16
Rights of use assets | $				401
Deferred tax assets | $				322
Investment Property | $				17
Total non-current assets | $				3,830
Total assets | $				5,170
Current liabilities
Bank loans and credit and debentures | $				1,066
Leases rights liabilities | $				119
Trade and other payables | $				454
Current tax liabilities | $				2
Provisions | $				47
Employee benefits | $				155
Total current liabilities | $				1,843
Non-current liabilities
Bank loans and debentures | $				2,571
Leases rights liabilities | $				295
Employee benefits | $				119
Other liabilities | $				47
Provisions | $				10
Deferred tax liabilities | $				81
Total non-current liabilities | $				3,123
Total liabilities | $				4,966
Equity
Attributable to shareholders of the company | $				61
Non-controlling interests | $				143
Total equity | $				204
Total liabilities and equity | $				$ 5,170

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.